Basis of preparation and summary of material accounting policies - Disclosure of estimated useful lives for investment properties (Detail)	12 Months Ended
Dec. 31, 2025
Minimum
Disclosure of detailed information about investment property
Useful life measured as period of time, investment property, cost model	25 years
Maximum
Disclosure of detailed information about investment property
Useful life measured as period of time, investment property, cost model	45 years